COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS
	As of December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Within one year	348	-	48
After one year and within five years	1,072	-	22
	1,420	-	70

SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED

	As of December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Antelope Chengdu	6,043	6,422	7,301
Hainan Antelope Holding	10,000	10,000	10,000
Antelope Future (Yangpu)	7,244	7,244	10,000
Antelope Investment (Hainan)	7,249	7,249	7,249
Antelope Ruicheng Investment	6,850	6,850	7,249
Hangzhou Kylin Cloud Service Technology	—	—	652
Anhui Kylin Cloud Service Technology	428	428	710
Wenzhou Kylin Cloud Service Technology	704	704	—
Hubei Kylin Cloud Service Technology	704	704	—
Jiangxi Kylin Cloud Service Technology	704	704	—